Landfill Closure and Post-Closure Costs (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Expected Timing Of Undiscounted Expenditures [Table Text Block]
December 31, 2012
Fair value of legally restricted assets	$9,885
Undiscounted closure and post-closure costs	$666,204
Credit adjusted risk free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2013	$8,871
2014	11,219
2015	18,394
2016	7,438
2017	11,766
Thereafter	608,516
$666,204

Schedule of Change in Asset Retirement Obligation [Table Text Block]

	December 31
	2012	2011

Landfill closure and post-closure costs, beginning of the year	$101,502	$98,239
Provision for landfill closure and post-closure costs, during the year	13,925	13,008
Accretion of landfill closure and post-closure costs, during the year	5,240	5,071
Landfill closure and post-closure expenditures, during the year	(6,737)	(4,345)
Remediation liabilities acquired, during the year	200	-
Revisions to estimated cash flows, during the year	(1,630)	(9,803)
Foreign currency translation adjustment, for the year	652	(668)
	113,152	101,502
Less current portion of landfill closure and post-closure costs	8,871	9,468
Landfill closure and post-closure costs, end of year	$104,281	$92,034